Note 12 - Long-term Debt and Financing - Components of Long-term Debt (Details) (Parentheticals) $ in Thousands	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CAD ($)	Mar. 31, 2019 CAD ($)	Sep. 30, 2018 CAD ($)	Sep. 12, 2018 USD ($)	Feb. 22, 2018 CAD ($)
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Borrowings, interest rate	8.75%	8.75%	8.75%	8.75%	8.75%
Face amount	$ 250,000				$ 250,000
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.75%	6.75%	6.75%	6.75%		6.75%
Face amount		$ 100,000,000	$ 100,000,000	$ 100,000,000		$ 100,000,000
European-focused senior convertible unsecured 6.5% convertible bonds, conversion feature [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.50%	6.50%	6.50%